COMMITMENTS AND CONTINGENCIES (10K) (Detail Textuals) - Third-party finance company - Lease	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2016
Commitment And Contingency [Line Items]
Number of sale leaseback agreements	6
Agreement lease term		36-month